Note to Schedule I (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	25.00%
Investment Income, Dividend	$ 5,400,000	$ 6,506,710	$ 0